Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2018 TWD ($) Customer	Dec. 31, 2017 TWD ($) Customer	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Transfers between levels		$ 0	$ 0
Significant unobservable inputs discount rate	25.00%	25.00%
Increase percentage of significant unobservable inputs discount rate	1.00%	1.00%
Fair value of unquoted shares decreased	$ 252				$ 7,700
Fair value of bonds decreased	$ 229	$ 7,000
Number of largest customers | Customer	5	5	5
Percentage of trade receivables	36.00%		33.00%		36.00%
Bottom of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	20.00%	20.00%
Top of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	30.00%	30.00%
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in basis points	1.00%	1.00%	1.00%	1.00%
Increase decrease in profit before tax	$ 45,671	$ 1,398,000	$ 24,000	$ 358,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 4,214		101,000	69,000	$ 129,000
Exchange rate exposure	100.00%	100.00%
Other price risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 2,091	$ 64,000	$ 52,000	$ 26,000
Equity debt ratio	1.00%	1.00%	1.00%	1.00%
Increase decrease in other comprehensive income	$ 523	$ 16,000	$ 13,000	$ 13,000
Decrease in profit before income tax				510,000
Increase in profit before income tax				$ 445,000